Income Taxes (Tables)	12 Months Ended
Dec. 31, 2012
Income Taxes [Abstract]
Components of income before income taxes
The components of income before income taxes were as follows:

	Year Ended December 31,
(dollars in millions)	2012	2011	2010

U.S. operations	$745.9	$590.3	$365.9
Foreign operations	192.1	60.8	367.4

Income before income taxes	$938.0	$651.1	$733.3

Provision for income taxes
The provisions for income taxes were as follows:

	Year Ended December 31,
(dollars in millions)	2012	2011	2010

Current:
U.S. federal	$123.4	$46.6	$102.5
U.S. state and local	9.4	5.3	8.7
Foreign	140.1	96.4	83.1
	272.9	148.3	194.3

Deferred:
U.S. federal	(35.8)	5.9	(25.8)
U.S. state and local	(2.3)	2.1	0.9
Foreign	(47.3)	(27.1)	1.0
	(85.4)	(19.1)	(23.9)

Income tax provision	$187.5	$129.2	$170.4

Effective income tax rate reconciliation
 The reasons for the differences between the provision for income taxes and income taxes using the U.S. federal income tax rate were as follows:

	Year Ended December 31,
	2012	2011	2010

U.S. federal statutory rate	35.00%	35.00%	35.00%
State and local income taxes	0.57	1.03	1.02
Foreign statutory rate differential	(9.22)	(7.30)	(9.62)
Change in valuation allowance on deferred tax assets	5.92	(8.89)	6.76
Nondeductible expenses	0.74	2.47	1.64
Net U.S. tax on foreign source income	(10.92)	(1.67)	(9.52)
All other	(2.09)	(0.80)	(2.05)

Total	20.00%	19.84%	23.23%

Total income taxes paid (dollars in millions)	$239.5	$121.2	$198.2

Components of deferred tax assets and liabilities
Components of deferred tax assets (liabilities) were as follows:

	December 31,
(dollars in millions)	2012	2011

Deferred tax liabilities:
Plant and equipment	$(150.3)	$(137.6)
Inventory	–	(4.5)
Intangible assets	(106.7)	(90.7)
Other	(17.1)	(9.3)
Total deferred tax liabilities	(274.1)	(242.1)

Deferred tax assets:
Inventory	5.6	–
Postretirement benefits other than pensions	11.7	9.5
Reserves and accruals	137.5	120.4
Net operating losses and tax credits	276.6	102.0
Pensions	25.8	16.6
Other	12.7	22.0

Total deferred tax assets	469.9	270.5

Valuation allowance	(84.2)	(29.7)

Net deferred tax assets (liabilities)	$111.6	$(1.3)

Changes in unrecognized tax benefits
Changes in the Company's accruals for unrecognized tax benefits were as follows:

	Year Ended December 31,
(dollars in millions)	2012	2011	2010

Balance at beginning of year	$148.4	$68.4	$60.4
Increases in estimates for tax positions taken prior to the current year	–	6.6	1.0
Decreases in estimates for tax positions taken prior to the current year	(11.3)	(2.4)	(0.3)
Increases due to tax positions taken during the current year	–	76.1	5.5
Decreases relating to settlements with tax authorities	(10.1)	(2.3)	(0.3)
Decreases resulting from the lapse of applicable statutes of limitation	(6.5)	(0.1)	(0.2)
Net increases due to translation and interest	0.5	2.1	2.3

Balance at end of year	$121.0	$148.4	$68.4

Summary of income tax examinations
The Company and its subsidiaries file income tax returns in the United States, various domestic states and localities and in many foreign jurisdictions. The earliest years' tax returns filed by the Company that are still subject to examination by authorities in the major tax jurisdictions are as follows:

United States	United Kingdom	Canada	France	Germany	Norway	Singapore	Italy
2000	2007	2006	2010	2008	2010	2004	2007

Summary of valuation allowance
At December 31, 2012, the Company had net operating loss and credit carryforwards in numerous jurisdictions with various expiration periods, including certain jurisdictions which have no expiration period.  Changes in the Company's valuation allowances against these net operating loss and credit carryforwards and other deferred tax assets were as follows:

	Year Ended December 31,
(dollars in millions)	2012	2011	2010

Balance at beginning of year	$29.7	$96.2	$46.1
Valuation allowances for unutilized net operating losses and excess foreign tax credits generated in the current year	35.9	–	49.6
Valuation allowances on foreign tax credits associated with a prior year	19.5	–	–
Reduction in valuation allowances due to utilization of prior years' net operating losses and excess foreign tax credits	–	(57.9)	–
Write-off of valuation allowances and associated deferred tax assets for certain losses that have no possibility of being utilized	–	(6.0)	–
Effect of translation	(0.9)	(2.6)	0.5

Balance at end of year	$84.2	$29.7	$96.2

Summary of tax credit carryforwards
Tax attribute carryforwards which are available for use on future income tax returns at December 31, 2012 are as follows:

(dollars in millions)	Domestic	Foreign	Expiration

Net operating losses - regular income tax	$–	$97.0	2014 - Indefinite
Net operating losses – state income tax	$2.2	$–	2017
Foreign tax credits	$125.6	$–	2016 - 2022